Cash and due from banks - Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [Line Items]
Cash and deposits in banks	$ 1,963,838	$ 2,047,452
Time deposits with original maturity over 90 days and other restricted deposits	143,907	60,384
Total cash and cash equivalents	1,819,931	1,987,068	$ 1,190,936	$ 1,211,001
Demand deposit
Disclosure of cash and cash equivalents [Line Items]
Cash and deposits in banks	1,817,238	1,969,102
Time deposits
Disclosure of cash and cash equivalents [Line Items]
Cash and deposits in banks	$ 146,600	$ 78,350